STATUTORY RESERVES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Statutory Accounting Practices Statutory Reserve Requirements	The statutory reserve requires annual appropriations of 10% of after-tax profit (as determined at each year-end and after setting off against any accumulated losses from prior years) until such fund has reached 50% of VIEs' registered capital.
Contribution To Statutory Reserve	$ 0	$ 1,054,278